TAXATION - Current and Deferred Income Tax Expense (Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current income tax expense:
PRC entities		¥ 239,477	¥ 223,903	¥ 156,706
Total		239,477	223,903	156,706
Deferred income tax expense (benefit):
PRC entities		(3,587)	18,531	12,787
Total	$ (515)	(3,587)	18,531	12,787
Income tax expense:
PRC entities		235,890	242,434	169,493
Total	$ 33,883	¥ 235,890	¥ 242,434	¥ 169,493